Parent Company Only Condensed Financial Information - Schedule of Condensed Statements of Operations (Details) - Parent Company [Member]	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Condensed Statements of Operations [Line Items]
General and administrative expenses	¥ (5,582,476)	$ (798,283)	¥ (3,495,501)	¥ (6,637,389)
Interest income	13,537,392	1,935,821	5,550,006	15,128
Interest expense	(7,681,713)	(1,098,470)	(8,046,920)	(4,723,335)
Other income (expense)	10,235,172	1,463,610	(4,815,940)	19,969,182
(Losses) gains on investments in equity securities	164,707,612	23,552,875	(11,463,068)	7,927,075
Share of profit in subsidiaries, net (Note a)	(8,423,963)	(1,204,611)	132,273,653	252,765,647
Net (loss) income	166,792,024	23,850,942	110,002,230	269,316,308
Other comprehensive losses, net of tax
- Foreign currency translation adjustments	5,059,836	723,547	(22,374,019)	672,112
- Unrealized (losses) on available-for-sale investments			6,000	(2,934)
Comprehensive (loss) income	¥ 171,851,860	$ 24,574,489	¥ 87,634,211	¥ 269,985,486